As filed with the Securities and Exchange Commission on May 4, 2012
File No. 002-81956
811-03627
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	41	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No.	41	[X]

Greenspring Fund, Incorporated
(Exact Name of Registrant as Specified in Charter)

2330 West Joppa Road, Suite 110
Lutherville, Maryland 21093-4641
(Address of Principal Executive Offices)

(410) 823-5353
(Registrant's Telephone Number, including Area Code)

Mr. Charles vK. Carlson, President
2330 West Joppa Road, Suite 110
Lutherville, Maryland 21093-4641
(Name and address of Agent for Service)

Copies To:
R. Darrell Mounts
K&L Gates LLP
1601 K Street, NW
Washington, DC 20006-1600
(202) 778-9000

It is proposed that this filing will become effective (check appropriate box)

[X]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE: This Post-Effective Amendment (“PEA”) No. 41 to the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A and B from the Trust’s Post-Effective Amendment No. 39 on Form N-1A filed on April 27, 2012.  This PEA No. 41 is filed for the sole purpose of adding the following exhibits to the filing:
Fourth Amendment to the Fund Accounting Servicing Agreement
Fourth Amendment to the Fund Administration Servicing Agreement
Fourth Amendment to the Transfer Agent Servicing Agreement
Fourth Amendment to the Custody Agreement

GREENSPRING FUND, INCORPORATED
PART C

OTHER INFORMATION

Item 28.  Exhibits.

(a)		Articles of Incorporation.

	(1)	Articles of Incorporation dated October 21, 1982 is herein incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement, filed on April 28, 2000.

	(2)	Articles of Amendment dated April 28, 1998 is herein incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed on April 30, 1998.

	(3)	Articles of Amendment dated May 21, 1990 is herein incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement, filed on April 28, 2000.

(b)		By-laws.

	(1)	Amended and Restated By-laws dated November 11, 2010 is herein incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement, filed on April 28, 2011.

(c)
Provisions of instruments defining the rights of security holders are contained in Articles V, VII, and XV of the Articles of Incorporation, as amended and Articles I, VI, VII, VIII, XIII and XIV of the By-laws, as amended.

(d)		Investment Advisory Agreement dated October 15, 1999 is herein incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement, filed on April 28, 2000.

(e)
Distribution Agreement between Registrant and Quasar Distributors, LLC dated June 28, 2005 is herein incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement, filed on April 25, 2008.

(f)		Bonus or Profit Sharing Contracts – None.

(g)
Custody Agreement between Registrant and U.S. Bank National Association dated June 28, 2005 is herein incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement, filed on April 25, 2008.

	(1)	Amendment to the Custody Agreement dated May 1, 2009 is herein incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement, filed on April 8, 2010.

	(2)	Amendment to the Custody Agreement dated February 1, 2011 is herein incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement, filed on April 28, 2011.

	(3)	Fourth Amendment to the Custody Agreement – filed herewith

(h)		Other Material Contracts.

(1)
Operating Agreement dated June 16, 2003 between Registrant and Charles Schwab & Co, Inc. is herein incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement, filed on April 26, 2004.

(2)
Agreement between Registrant and American Express Financial Advisors, Inc. dated October 11, 1999 is herein incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement, filed on April 28, 2000.

(A)
Amendment to Agreement dated February 1, 2000 between Registrant and American Express Financial Advisors, Inc. is herein incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement, filed on April 28, 2000.

(3)	Agreement dated August 11, 2000 between Registrant and Goldman, Sachs & Co. is herein incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement, filed on May 10, 2001.

(4)
Services Agreement between Registrant, Corbyn Investment Management, Inc., and Charles Schwab & Co., Inc. dated June 16, 2003 is herein incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement, filed on April 26, 2004.

(5)
Confidentiality Agreement between Registrant, Corbyn Investment Management and Charles Schwab & Co., Inc., dated February 15, 2003 is herein incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement, filed on April 24, 2003.

(6)	Form of Mutual Fund Services Agreement between Registrant and Scottrade is herein incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement, filed on April 26, 2004.

(7)
Services Agreement between Registrant and National Financial Services and Fidelity Brokerage Services LLC dated October 13, 2003 is herein incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement, filed on April 26, 2004.

(8)
Services Agreement between Registrant and Corbyn Investment Management, Inc. dated July 1, 2005 is herein incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement, filed on April 25, 2008.

(9)
Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated June 28, 2005 is herein incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement, filed on April 25, 2008.

(A)
Addendum to the Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated September 21, 2007 is herein incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement, filed on April 25, 2008.

	(B)	Amendment to the Fund Administration Servicing Agreement dated May 1, 2009 is herein incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement, filed on April 8, 2010.

(C)
Amendment to the Fund Administration Servicing Agreement dated February 1, 2011 is herein incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement, filed on April 28, 2011.

	(D)	Fourth Amendment to the Fund Administration Servicing Agreement – filed herewith

(10)
Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated June 28, 2005 is herein incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement, filed on April 25, 2008.

(A)
Amendment to the Fund Accounting Servicing Agreement dated February 1, 2011 is herein incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement, filed on April 28, 2011.

	(B)	Fourth Amendment to the Fund Accounting Servicing Agreement – filed herewith

(11)
Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated June 28, 2005 is herein incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement, filed on April 25, 2008.

		(A)	Addendum to the Transfer Agent Servicing Agreement is herein incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement, filed on April 8, 2010.

		(B)	Amendment to the Transfer Agent Servicing Agreement dated May 1, 2009 is herein incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement.
(C)
Amendment to the Transfer Agent Servicing Agreement dated February 1, 2011 is herein incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement, filed on April 28, 2011.

		(D)	Fourth Amendment to the Transfer Agent Servicing Agreement – filed herewith

	(12)	Power of Attorney dated February 11, 2009 (Michael J. Fusting) is herein incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement, filed on April 30, 2009.

	(13)	Power of Attorney dated February 11, 2009 (Richard Hynson, Jr.) is herein incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement, filed on April 30, 2009.

	(14)	Power of Attorney dated February 11, 2009 (Charles vK. Carlson) is herein incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement, filed on April 30, 2009.

	(15)	Power of Attorney dated February 11, 2009 (William Carlson) is herein incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement, filed on April 30, 2009.

	(16)	Power of Attorney dated February 11, 2009 (Michael O’Boyle) is herein incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement, filed on April 30, 2009.

	(17)	Power of Attorney dated February 11, 2009 (David Fu) is herein incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement, filed on April 30, 2009.

	(18)	Power of Attorney dated February 11, 2009 (Sean Furlong) is herein incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement, filed on April 30, 2009.

(i)		Opinion and Consent of Counsel is herein incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement, filed on April 27, 2012.

(j)		Consent of Independent Registered Public Accounting Firm is herein incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement, filed on April 27, 2012.

(k)		Omitted Financial Statements – None.

(l)		Initial Capital Agreements

(1)
Initial Capital Agreement (Daniel R. Long, Jr.) is herein incorporated by reference to Initial Registration Statement, filed on April 25, 1983 and Post-Effective Amendment No. 24 to the Registration Statement filed on April 22, 2002.

(2)
Initial Capital Agreement (Daniel R. Long, III) is herein incorporated by reference to Initial Registration Statement, filed on April 25, 1983 and Post-Effective Amendment No. 24 to the Registration Statement filed on April 22, 2002.

(m)		Rule 12b-1 Plan – None.

(n)		Rule 18f-3 Plan – None.

(o)		Reserved.

(p)		Codes of Ethics.

	(1)	Code of Ethics of the Registrant is herein incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement, filed on April 25, 2008.

	(2)	Code of Ethics of the Investment Manager is herein incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement, filed on April 25, 2008.

Item 29.  Persons Controlled by or Under Common Control with the Fund.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification.

Under the terms of the Registrant's Articles of Incorporation and By-Laws, the Registrant may indemnify its present and past directors, officers, employees and agents, and any persons who are serving or have served at the request of the Registrant as director, officer, employee or agent of another corporation, partnership, joint venture, trust or enterprise to the extent permitted by law.

Section 2-418 of the Maryland General Corporation Law generally provides that corporations may indemnify officers and directors, including indemnification for judgments, fines, settlement amounts and reasonable expenses actually incurred, if the officer or director acted in good faith.  However, if the proceeding is one by or in the right of the corporation, indemnification may be made only against reasonable expenses and may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation. The statute provides that the termination of any proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent creates a rebuttable presumption that the director did not meet the requisite standard of good faith.  This statute also provides that the corporation may maintain insurance on behalf of directors, officers, employees and agents for liabilities arising out of such persons' actions on behalf of the corporation in good faith.

Under the terms of the Investment Advisory Agreement, the Investment Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Registrant or the holders of the Registrant’s shares in connection with the matters related to the Investment Advisory Agreement, provided that nothing in the Agreement shall be deemed to protect or purport to protect the Investment Manager against any liability to the Registrant or to holders of the Registrant's shares to which the Investment Manager would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of the Investment Manager’s directors, employees or other affiliates of the Investment Manager performing services with respect to the Registrant.

Under the terms of the Distribution Agreement, the Distributor shall indemnify, defend and hold the Registrant and each of its directors, officers, employees, representatives and any person who controls the Registrant within the meaning of Section 15 of the 1933 Act (collectively, the “Fund Indemnitees”), free and harmless from and against any and all claims, demands, losses, expenses and liabilities of any and every nature (including reasonable attorneys’ fees) (“Losses”) that the Fund Indemnitees may sustain or incur or that may be asserted against the Fund Indemnitee by any person (i) arising out of or based upon any untrue or alleged untrue statement of a material fact contained in the Registration Statement or any Prospectus, or in any annual or interim report to shareholders, or in any advertisements or sales literature prepared by the Distributor, or (ii) arising out of or based upon any omission, or alleged omission, to state therein a material fact required to be stated therein or necessary to make the statement not misleading, or (iii) based upon the Distributor’s refusal or failure to comply with the terms of the Agreement or from its bad faith, negligence, or willful misconduct in the performance of its duties under the Agreement; provided, however, that with respect to clauses (i) and (ii), above, the Distributor’s obligation to indemnify the Fund Indemnitees shall only be deemed to cover Losses arising out of any untrue statement or alleged untrue statement or omission or alleged omission made in the Registration Statement, Prospectus, annual or interim report, or any advertisement or sales literature in reliance upon and in conformity with written information relating to the Distributor and furnished to the Registrant or its counsel by the Distributor for the purpose of, and used in, the preparation thereof.  The Distributor’s agreement to indemnify the Fund Indemnitees is expressly conditioned upon the Distributor being notified of any action or claim of loss brought against the Fund Indemnitees within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon the Fund Indemnitees, unless the failure to give notice does not prejudice the Distributor; provided, that the failure so to notify the Distributor of any such action shall not relieve the Distributor from any liability which the Distributor may have to the person against whom such action is brought by reason of any such untrue, or alleged untrue, statement or omission, otherwise than on account of the Distributor’s indemnity agreement.  The Registrant provides similar indemnifications to the Distributor.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless if in the opinion of its counsel, the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of the Investment Manager.

Corbyn Investment Management, Inc. (the “Investment Manager”) was organized in 1973 and provides investment management to its clients.  The Investment Manager is a registered investment adviser with its principal business address as 2330 West Joppa Road, Suite 108, Lutherville, Maryland 21093.

Information regarding the business, vocation or employment of a substantial nature of the Investment Manager and its officers is incorporated by reference to the information contained in the Statement of Additional Information of this Registration Statement.

Item 32.  Principal Underwriter.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Keystone Mutual Funds
Allied Asset Advisors Funds	Kiewit Investment Fund, LLLP
Alpine Equity Trust	Kirr Marbach Partners Funds, Inc.
Alpine Income Trust	Litman Gregory Funds Trust
Alpine Series Trust	LKCM Funds
Artio Global Funds	LoCorr Investment Trust
Brandes Investment Trust	MainGate Trust
Brandywine Blue Funds, Inc.	Managed Portfolio Series
Bridges Investment Fund, Inc.	Matrix Advisors Value Fund, Inc.
Buffalo Funds	Monetta Fund, Inc.
Country Mutual Funds Trust	Monetta Trust
Cushing MLP Funds Trust	Nicholas Family of Funds, Inc.
DoubleLine Funds Trust	Permanent Portfolio Family of Funds, Inc.
Empiric Funds, Inc.	Perritt Funds, Inc.
Evermore Funds Trust	Perritt Microcap Opportunities Fund, Inc.
First American Funds, Inc.	PineBridge Mutual Funds
First American Investment Funds, Inc.	PRIMECAP Odyssey Funds
First American Strategy Funds, Inc.	Professionally Managed Portfolios
Fort Pitt Capital Funds	Prospector Funds, Inc.
Glenmede Fund, Inc.	Purisima Funds
Glenmede Portfolios	Quaker Investment Trust
Greenspring Fund, Inc.	Rainier Investment Management Mutual Funds
Guinness Atkinson Funds	RBC Funds Trust
Harding Loevner Funds, Inc.	SCS Financial Funds
Hennessy Funds Trust	Thompson Plumb Funds, Inc.
Hennessy Funds, Inc.	TIFF Investment Program, Inc.
Hennessy Mutual Funds, Inc.	Trust for Professional Managers
Hennessy SPARX Funds Trust	USA Mutuals Funds
Hotchkis & Wiley Funds	Wall Street Fund

Intrepid Capital Management Funds Trust	Wexford Trust
IronBridge Funds, Inc.	Wisconsin Capital Funds, Inc.
Jacob Funds, Inc.	WY Funds

        (b)   To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	None
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None

(1)This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2)This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3)This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)	Not applicable.

Item 33.  Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the following locations:

Records Relating to:	Are located at:
Registrant's Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant's Investment Manager	Corbyn Investment Management, Inc. 2330 West Joppa Road, Suite 108 Lutherville, Maryland 21093
Registrant's Custodian	U.S. Bank N.A. 1555 N. River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant's Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202

Item 34.  Management Services.

The Registrant has disclosed all management-related service contracts in Parts A and B.

Item 35.  Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 41 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 41 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, and State of Maryland, on the 4th day of May, 2012.

GREENSPRING FUND, INCORPORATED

By: /s/ Charles vK. Carlson
Charles vK. Carlson
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 41 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Charles vK. Carlson Charles vK. Carlson	President, Chief Executive Officer and Chairman of the Board	May 4, 2012

William E. Carlson*	Director	May 4, 2012
William E. Carlson

David T. Fu*	Director	May 4, 2012
David T. Fu

Sean T. Furlong*	Director	May 4, 2012
Sean T. Furlong

/s/Michael J. Fusting Michael J. Fusting	Chief Financial Officer, Sr. Vice President and Director	May 4, 2012

Richard Hynson, Jr.*	Director	May 4, 2012
Richard Hynson, Jr.

Michael P. O’Boyle*	Director	May 4, 2012
Michael P. O’Boyle

*By: /s/ Charles vK. Carlson
Charles vK. Carlson Attorney-In Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Exhibit No.
Fourth Amendment to the Custody Agreement	EX.99.g.3
Fourth Amendment to the Fund Administration Servicing Agreement	EX.99.h.9.D
Fourth Amendment to the Fund Accounting Servicing Agreement	EX.99.h.10.B
Fourth Amendment to the Transfer Agent Servicing Agreement	EX.99.h.11.D